Debt facility (Tables)	12 Months Ended
Feb. 29, 2020
Debt Facility
Schedule Of Debt

	February 28,	February 29,
	2019	2020
Principal outstanding	$20,000	$22,000
Interest payable‑in‑kind	—	273
Unamortized issuance costs	(800)	(1,129)
	$19,200	$21,144